Reporting Entity (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reporting Entity [Abstract]
Total revenues	$ 8,276,442	[1]	$ 8,350,812	$ 8,589,243	[2]	$ 8,380,338	$ 7,578,907	$ 7,657,773	$ 7,842,909	$ 7,662,986	$ 33,596,835	$ 30,742,575	$ 28,753,298
Percentage of premiums and services revenues fees derived from contracts with Federal Government											76.00%
Percentage of premiums and services revenues related to Florida medicare advantage members											17.00%
Percentage of premiums and services revenues related to TRICARE members											11.00%

[1]	Includes an expense of $138.9 million ($88.0 million after tax, or $0.52 per diluted common share) associated with reserve strengthening for our closed block of long-term care policies acquired in connection with the 2007 acquisition of KMG America Corporation as more fully described in Note 18 to the consolidated financial statements.
[2]	Includes an expense of $147.5 million ($93.4 million after tax, or $0.55 per diluted common share) for the write-down of deferred acquisition costs associated with our individual major medical policies as more fully described in Note 18 to the consolidated financial statements.